Form N-1A Supplement	Jun. 23, 2025
Strive 1000 Growth ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Strive 1000 Growth ETF (STXG)
(the “Fund”)
June 25, 2025
Supplement to the Summary Prospectus, Prospectus, and
Statement of Additional Information (“SAI”), each dated November 30, 2024, as previously supplemented
The Fund is updating its investment policy to indicate that it intends to be “diversified,” as defined in the Investment Company Act of 1940 (the “1940 Act”), in approximately the same proportion as its Index is diversified. Shareholder approval will not be sought if the Fund crosses from diversified to non‑diversified status due solely to a change in the relative market capitalization or index weighting of the constituents of its Index.